Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	57 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000228894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	One Global ETF
C000233373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Future Fund Long Short ETF
Without Sales Load [Member] | C000228894
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%		5.69%
Without Sales Load [Member] | C000233373
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%	8.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.78%		13.29%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.78%	22.00%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	30.80%		11.85%